AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 97.0%
	ADVERTISING — 0.3%
$145,000	Outfront Media Capital LLC / Outfront Media Capital Corp. 6.250%, 6/15/2025[1,2]	$152,975
	AEROSPACE/DEFENSE — 1.1%
200,000	Rolls-Royce PLC 3.625%, 10/14/2025[1,2]	201,500
	Triumph Group, Inc.
250,000	8.875%, 6/1/2024[1,2]	274,375
95,000	6.250%, 9/15/2024[1,2]	94,050
		569,925
	AIRLINES — 4.3%
175,000	Air Canada 7.750%, 4/15/2021[2]	175,875
880,000	American Airlines, Inc. 11.750%, 7/15/2025[2]	1,014,860
800,000	Delta Air Lines, Inc. 7.000%, 5/1/2025[2]	923,642
125,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.000%, 9/20/2025[1,2]	140,000
		2,254,377
	APPAREL — 0.2%
120,000	Wolverine World Wide, Inc. 6.375%, 5/15/2025[1,2]	127,800
	AUTO MANUFACTURERS — 2.6%
	Ford Motor Co.
415,000	8.500%, 4/21/2023	467,086
180,000	9.000%, 4/22/2025[1]	220,682
	Ford Motor Credit Co. LLC
115,000	3.813%, 10/12/2021	116,294
285,000	3.219%, 1/9/2022	287,644
270,000	Wabash National Corp. 5.500%, 10/1/2025[1,2]	275,400
		1,367,106
	AUTO PARTS & EQUIPMENT — 2.7%
235,000	Adient U.S. LLC 9.000%, 4/15/2025[1,2]	262,025
	American Axle & Manufacturing, Inc.
350,000	6.250%, 4/1/2025[1]	362,250
75,000	6.500%, 4/1/2027[1]	78,937
65,000	6.875%, 7/1/2028[1]	70,038

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	AUTO PARTS & EQUIPMENT (Continued)
$340,000	Clarios Global LP 6.750%, 5/15/2025[1,2]	$366,350
	Tenneco, Inc.
155,000	5.375%, 12/15/2024[1]	149,763
150,000	5.000%, 7/15/2026[1]	138,000
		1,427,363
	BEVERAGES — 0.5%
270,000	Primo Water Holdings, Inc. 5.500%, 4/1/2025[1,2]	278,775
	BUILDING MATERIALS — 1.9%
230,000	Cornerstone Building Brands, Inc. 8.000%, 4/15/2026[1,2]	242,075
355,000	CP Atlas Buyer, Inc. 7.000%, 12/1/2028[1,2]	369,200
160,000	JELD-WEN, Inc. 6.250%, 5/15/2025[1,2]	172,800
195,000	Summit Materials LLC / Summit Materials Finance Corp. 5.125%, 6/1/2025[1,2]	198,412
		982,487
	CHEMICALS — 2.5%
310,000	Innophos Holdings, Inc. 9.375%, 2/15/2028[1,2]	339,450
250,000	Neon Holdings, Inc. 10.125%, 4/1/2026[1,2]	273,125
195,000	OCI N.V. 4.625%, 10/15/2025[1,2]	202,312
70,000	Rayonier AM Products, Inc. 7.625%, 1/15/2026[1,2]	72,993
95,000	Tronox Finance PLC 5.750%, 10/1/2025[1,2]	98,562
85,000	Tronox, Inc. 6.500%, 5/1/2025[1,2]	90,950
225,000	Venator Finance Sarl / Venator Materials LLC 9.500%, 7/1/2025[1,2]	245,250
		1,322,642
	COMMERCIAL SERVICES — 6.3%
205,000	Algeco Global Finance Plc 8.000%, 2/15/2023[1,2]	208,844
415,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/2026[1,2]	442,514

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES (Continued)
$260,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 6.375%, 4/1/2024[1,2]	$265,200
95,000	Jaguar Holding Co. II / PPD Development LP 4.625%, 6/15/2025[1,2]	100,188
215,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 4/15/2024[2]	229,513
560,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	504,000
475,000	Sabre GLBL, Inc. 7.375%, 9/1/2025[1,2]	515,375
770,000	Tms International Holding Corp. 7.250%, 8/15/2025[1,2]	781,550
230,000	WW International, Inc. 8.625%, 12/1/2025[1,2]	239,430
		3,286,614
	COMPUTERS — 5.2%
535,000	Banff Merger Sub, Inc. 9.750%, 9/1/2026[1,2]	577,880
	Dell International LLC / EMC Corp.
225,000	5.875%, 6/15/2021[1,2]	225,405
575,000	7.125%, 6/15/2024[1,2]	596,347
	Diebold Nixdorf, Inc.
90,000	8.500%, 4/15/2024[1]	91,125
585,000	9.375%, 7/15/2025[1,2]	655,200
170,000	NCR Corp. 5.750%, 9/1/2027[1,2]	180,625
240,000	Presidio Holdings, Inc. 4.875%, 2/1/2027[1,2]	254,587
105,000	Western Digital Corp. 4.750%, 2/15/2026[1]	116,025
		2,697,194
	DISTRIBUTION/WHOLESALE — 0.6%
320,000	Resideo Funding, Inc. 6.125%, 11/1/2026[1,2]	336,800
	DIVERSIFIED FINANCIAL SERVICES — 4.4%
265,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 6.250%, 6/3/2026[1,2]	274,358
570,000	LPL Holdings, Inc. 5.750%, 9/15/2025[1,2]	589,619
	Navient Corp.
385,000	7.250%, 1/25/2022	402,325

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
$220,000	5.500%, 1/25/2023	$229,900
	OneMain Finance Corp.
215,000	6.125%, 5/15/2022	227,900
205,000	5.625%, 3/15/2023	219,863
320,000	6.125%, 3/15/2024[1]	349,600
		2,293,565
	ELECTRIC — 0.5%
230,000	NextEra Energy Operating Partners LP 4.250%, 7/15/2024[1,2]	246,100
	ENGINEERING & CONSTRUCTION — 2.1%
205,000	Great Lakes Dredge & Dock Corp. 8.000%, 5/15/2022[1]	210,244
800,000	PowerTeam Services LLC 9.033%, 12/4/2025[1,2]	890,088
		1,100,332
	ENTERTAINMENT — 2.3%
230,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[1]	230,575
540,000	Cinemark USA, Inc. 5.125%, 12/15/2022[1]	529,200
275,000	Motion Bondco DAC 6.625%, 11/15/2027[1,2]	285,656
125,000	Powdr Corp. 6.000%, 8/1/2025[1,2]	131,563
		1,176,994
	ENVIRONMENTAL CONTROL — 0.3%
170,000	GFL Environmental, Inc. 4.250%, 6/1/2025[1,2]	176,375
	FOOD — 3.4%
325,000	Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 4/15/2025[1,2]	340,795
80,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025[1,2]	83,708
500,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500%, 6/1/2026[1,2]	522,500
570,000	KeHE Distributors LLC / KeHE Finance Corp. 8.625%, 10/15/2026[1,2]	639,825

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FOOD (Continued)
$170,000	NBM U.S. Holdings, Inc. 7.000%, 5/14/2026[1,2]	$185,089
		1,771,917
	FOREST PRODUCTS & PAPER — 0.6%
300,000	Mercer International, Inc. 6.500%, 2/1/2024[1]	304,125
	HEALTHCARE-PRODUCTS — 0.6%
315,000	Hill-Rom Holdings, Inc. 5.000%, 2/15/2025[1,2]	323,663
	HEALTHCARE-SERVICES — 2.7%
235,000	Acadia Healthcare Co., Inc. 6.500%, 3/1/2024[1]	239,994
165,000	AHP Health Partners, Inc. 9.750%, 7/15/2026[1,2]	182,119
230,000	Providence Service Corp. 5.875%, 11/15/2025[1,2]	243,225
10,000	RP Escrow Issuer LLC 5.250%, 12/15/2025[1,2]	10,450
260,000	Select Medical Corp. 6.250%, 8/15/2026[1,2]	279,999
	Tenet Healthcare Corp.
255,000	4.625%, 7/15/2024[1]	261,380
200,000	5.125%, 5/1/2025[1]	203,898
		1,421,065
	HOME BUILDERS — 3.5%
115,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.750%, 8/1/2025[1,2]	119,600
315,000	Beazer Homes USA, Inc. 6.750%, 3/15/2025[1]	327,978
380,000	Century Communities, Inc. 5.875%, 7/15/2025[1]	395,200
500,000	New Home Co., Inc. 7.250%, 10/15/2025[1,2]	513,495
285,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.625%, 3/1/2024[1,2]	306,019
130,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 6/15/2024	141,895
		1,804,187

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 1.0%
$170,000	ACCO Brands Corp. 5.250%, 12/15/2024[1,2]	$174,675
230,000	Kronos Acquisition Holdings, Inc. 9.000%, 8/15/2023[1,2]	235,635
100,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5.000%, 12/31/2026[1,2]	104,321
		514,631
	INTERNET — 2.1%
340,000	Cogent Communications Group, Inc. 5.375%, 3/1/2022[1,2]	349,775
250,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026[1,2]	264,765
465,000	Uber Technologies, Inc. 8.000%, 11/1/2026[1,2]	507,487
		1,122,027
	INVESTMENT COMPANIES — 0.3%
170,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[1,2]	178,500
	IRON/STEEL — 2.0%
180,000	Carpenter Technology Corp. 4.450%, 3/1/2023[1]	188,499
	Cleveland-Cliffs, Inc.
355,000	4.875%, 1/15/2024[1,2]	361,213
240,000	5.750%, 3/1/2025[1]	243,600
200,000	United States Steel Corp. 12.000%, 6/1/2025[1,2]	231,000
		1,024,312
	LODGING — 1.3%
115,000	Marriott Ownership Resorts, Inc. 6.125%, 9/15/2025[1,2]	122,475
240,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026[1]	250,800
	Wyndham Destinations, Inc.
135,000	5.625%, 3/1/2021	135,675
170,000	5.650%, 4/1/2024[1]	183,600
		692,550
	MACHINERY-DIVERSIFIED — 0.6%
295,000	Maxim Crane Works Holdings Capital LLC 10.125%, 8/1/2024[1,2]	307,169

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MEDIA — 8.7%
$115,000	Altice Financing S.A. 7.500%, 5/15/2026[1,2]	$121,360
525,000	Clear Channel Worldwide Holdings, Inc. 9.250%, 2/15/2024[1]	531,562
115,000	DISH DBS Corp. 5.000%, 3/15/2023	118,738
	Entercom Media Corp.
425,000	7.250%, 11/1/2024[1,2]	423,937
210,000	6.500%, 5/1/2027[1,2]	213,413
270,000	EW Scripps Co. 5.125%, 5/15/2025[1,2]	275,598
480,000	iHeartCommunications, Inc. 8.375%, 5/1/2027[1]	512,381
800,000	Meredith Corp. 6.875%, 2/1/2026[1]	780,000
	Townsquare Media, Inc.
600,000	6.500%, 4/1/2023[1,2]	610,560
505,000	6.875%, 2/1/2026[1,2]	528,902
240,000	Univision Communications, Inc. 6.625%, 6/1/2027[1,2]	257,772
185,000	Ziggo Bond Co. B.V. 6.000%, 1/15/2027[1,2]	195,502
		4,569,725
	METAL FABRICATE/HARDWARE — 1.2%
315,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023[1,2]	319,725
290,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027[1]	300,150
		619,875
	MINING — 1.1%
	First Quantum Minerals Ltd.
330,000	7.250%, 4/1/2023[1,2]	340,123
200,000	7.500%, 4/1/2025[1,2]	208,250
		548,373
	MISCELLANEOUS MANUFACTURING — 1.9%
	FXI Holdings, Inc.
230,000	7.875%, 11/1/2024[1,2]	231,725
450,000	12.250%, 11/15/2026[1,2]	513,000

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MISCELLANEOUS MANUFACTURING (Continued)
$250,000	Koppers, Inc. 6.000%, 2/15/2025[1,2]	$257,500
		1,002,225
	OFFICE FURNISHINGS — 0.5%
250,000	Interface, Inc. 5.500%, 12/1/2028[1,2]	263,125
	PACKAGING & CONTAINERS — 5.9%
350,000	Greif, Inc. 6.500%, 3/1/2027[1,2]	370,125
160,000	Intertape Polymer Group, Inc. 7.000%, 10/15/2026[1,2]	169,681
275,000	LABL Escrow Issuer LLC 6.750%, 7/15/2026[1,2]	297,817
	Mauser Packaging Solutions Holding Co.
315,000	8.500%, 4/15/2024[1,2]	326,025
630,000	7.250%, 4/15/2025[1,2]	636,300
215,000	OI European Group B.V. 4.000%, 3/15/2023[1,2]	219,300
260,000	Owens-Brockway Glass Container, Inc. 5.875%, 8/15/2023[2]	278,525
770,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[1,2]	793,100
		3,090,873
	PHARMACEUTICALS — 1.2%
135,000	Bausch Health Americas, Inc. 8.500%, 1/31/2027[1,2]	150,143
455,000	Bausch Health Cos., Inc. 7.000%, 3/15/2024[1,2]	468,081
		618,224
	REAL ESTATE — 1.9%
520,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	527,800
	Realogy Group LLC / Realogy Co.-Issuer Corp.
195,000	7.625%, 6/15/2025[1,2]	211,715
230,000	9.375%, 4/1/2027[1,2]	254,725
		994,240
	REITS — 3.8%
505,000	ESH Hospitality, Inc. 5.250%, 5/1/2025[1,2]	517,625

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	REITS (Continued)
$200,000	FelCor Lodging LP 6.000%, 6/1/2025[1]	$204,000
	HAT Holdings I LLC / HAT Holdings II LLC
380,000	5.250%, 7/15/2024[1,2]	395,200
65,000	6.000%, 4/15/2025[1,2]	69,550
360,000	iStar, Inc. 4.750%, 10/1/2024[1]	364,500
	Starwood Property Trust, Inc.
275,000	5.000%, 12/15/2021[1]	279,612
165,000	4.750%, 3/15/2025[1]	169,125
		1,999,612
	RETAIL — 3.2%
206,000	1011778 BC ULC / New Red Finance, Inc. 4.250%, 5/15/2024[1,2]	210,120
450,000	Abercrombie & Fitch Management Co. 8.750%, 7/15/2025[1,2]	500,062
280,000	Brinker International, Inc. 3.875%, 5/15/2023	280,350
195,000	IRB Holding Corp. 7.000%, 6/15/2025[1,2]	213,038
255,000	PetSmart, Inc. 5.875%, 6/1/2025[1,2]	262,012
180,000	QVC, Inc. 4.375%, 3/15/2023	188,775
		1,654,357
	SEMICONDUCTORS — 0.5%
255,000	Amkor Technology, Inc. 6.625%, 9/15/2027[1,2]	276,675
	SOFTWARE — 3.7%
265,000	Boxer Parent Co., Inc. 7.125%, 10/2/2025[1,2]	287,644
290,000	BY Crown Parent LLC 7.375%, 10/15/2024[1,2]	295,075
395,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024[1]	418,700
155,000	Dun & Bradstreet Corp. 6.875%, 8/15/2026[1,2]	166,625
185,000	SS&C Technologies, Inc. 5.500%, 9/30/2027[1,2]	197,584
	Veritas US, Inc. / Veritas Bermuda Ltd.
250,000	10.500%, 2/1/2024[1,2]	253,750

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	SOFTWARE (Continued)
$285,000	7.500%, 9/1/2025[1,2]	$292,481
		1,911,859
	TELECOMMUNICATIONS — 4.5%
260,000	Altice France S.A./France 7.375%, 5/1/2026[1,2]	273,650
	CenturyLink, Inc.
75,000	6.750%, 12/1/2023	83,531
255,000	7.500%, 4/1/2024[1]	288,787
230,000	5.625%, 4/1/2025[1]	248,113
245,000	CommScope Technologies LLC 6.000%, 6/15/2025[1,2]	250,512
515,000	Sprint Communications, Inc. 6.000%, 11/15/2022	557,487
230,000	T-Mobile USA, Inc. 6.000%, 3/1/2023[1]	230,288
240,000	ViaSat, Inc. 5.625%, 4/15/2027[1,2]	252,000
155,000	Zayo Group Holdings, Inc. 4.000%, 3/1/2027[1,2]	155,388
		2,339,756
	TOYS/GAMES/HOBBIES — 0.3%
145,000	Mattel, Inc. 3.150%, 3/15/2023[1]	146,450
	TRANSPORTATION — 1.5%
	XPO Logistics, Inc.
360,000	6.500%, 6/15/2022[1,2]	361,170
375,000	6.125%, 9/1/2023[1,2]	381,562
55,000	6.250%, 5/1/2025[1,2]	59,188
		801,920
	TRUCKING & LEASING — 1.2%
	DAE Funding LLC
240,000	4.500%, 8/1/2022[1,2]	242,808
190,000	5.000%, 8/1/2024[1,2]	194,750
	Fortress Transportation and Infrastructure Investors LLC
149,000	6.750%, 3/15/2022[1,2]	149,373
55,000	6.500%, 10/1/2025[1,2]	57,481
		644,412
	TOTAL CORPORATE BONDS
	(Cost $49,640,904)	50,743,271

AXS Sustainable Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS — 2.4%

$1,230,712	UMB Money Market Fiduciary, 0.01%[3]	$1,230,712
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,230,712)	1,230,712
	TOTAL INVESTMENTS — 99.4%
	(Cost $50,871,616)	51,973,983
	Other Assets in Excess of Liabilities — 0.6%	333,666
	TOTAL NET ASSETS — 100.0%	$52,307,649

LLC – Limited Liability Company
PLC – Public Limited Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation

[1]Callable.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,634,827, which represents 70.0% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.